LONG-TERM DEBT, NET - Summary of Interest on Long-Term Debt - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.31%	5.41%